Other net losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Restructuring costs	$ (38.7)	$ (27.0)
Other	(13.9)	0.0
Other net losses	$ (52.6)	$ (27.0)